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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]is a restatement.
                                             [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                    New York, New York              February 13, 2002
---------------------------    -------------------------       -----------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                      -------

Form 13F Information Table Entry Total:                                  42
                                                                      -------

Form 13F Information Table Value Total:                              $220,844
                                                                     ---------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                      Para Advisors Inc.
                                                          Form 13F
                                                Quarter Ended December 31, 2001

                                                                                                          Voting Authority
                                                                                                     --------------------------
                                                                 Value    Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                          Title of       CUSIP     (x$1000) Prn Amt  Prn Call Dscretn Managers Sole      Shared  None
                                        class
------------------------------          ---------      --------  -------- ------   --- ---- ------- -------- --------- ------- -----
ADC TELECOMMUNICATIONS                  COM            000886101    326    70,918  SH       Sole              70,918
AETNA INC NEW                           COM            00817Y108  2,248    68,144  SH       Sole              68,144
ALLIANZ AKTIENGESELLSCHAFT              SP ADR 1/10 SH 018805101  2,369    10,000  SH       Sole              10,000
AMERICAN INTL GROUP INC                 COM            026874107  7,903    99,533  SH       Sole              99,533
ANTHEM INC                              COM            03674B104  2,394    48,358  SH       Sole              48,358
AT&T WIRELESS SERVICES INC              COM            00209A106  6,400   445,357  SH       Sole             445,357
BARD C-R INC                            COM            067383109  3,142    48,707  SH       Sole              48,707
BOISE CASCADE CORP                      COM            097383103  1,645    48,359  SH       Sole              48,359
CABLEVISION SYSTEMS CORP                CL A NY CABLVS 12686C109  5,278   111,238  SH       Sole             111,238
CALPINE CORP                            COM            131347106  3,167   188,598  SH       Sole             188,598
CHUBB CORP                              COM            171232101 11,720   169,853  SH       Sole             169,853
CITIGROUP INC                           COM            172967101  8,584   170,056  SH       Sole             170,056
CONOCO INC                              COM            208251504  3,969   140,238  SH       Sole             140,238
COUNTRYWIDE CR INDS INC DEL             COM            222372104 11,349   277,005  SH       Sole             277,005
DEUTSCHE TELEKOM AG                     SPONSORED ADR  251566105 12,089   715,299  SH       Sole             715,299
DYNERGY INC NEW                         CL A           26816Q101  5,550   217,644  SH       Sole             217,644
ENDO PHARMACEUTICALS HLDGS INC          COM            29264F205  1,455   124,663  SH       Sole             124,663
ESPEED INC                              CL A           296643109    356    42,968  SH       Sole              42,968
EVEREST RE GROUP LTD                    COM            G3223R108  8,194   115,899  SH       Sole             115,899
FIDELITY NATIONAL FINANCIAL INC         COM            316326107  6,162   248,473  SH       Sole             248,473
FEDERAL HOME LOAN MTG CORP              COM            313400301  8,817   134,824  SH       Sole             134,824
IMCLONE SYSTEMS INC                     COM            45245W109  1,162    25,000  SH       Sole              25,000
JP MORGAN CHASE & CO                    COM            46625H100  5,709   157,051  SH       Sole             157,051
JOHNSON & JOHNSON                       COM            478160104 18,713   316,629  SH       Sole             316,629
MARVELL TECHNOLOGY GROUP LTD            ORD            G5876H105  1,494    41,704  SH       Sole              41,704
METROMEDIA INTERNATIONAL GROUP INC      COM            591695101    100   124,012  SH       Sole             124,012
MORGAN STANLEY DEAN WITTER & CO.        COM NEW        617446448  3,789    67,736  SH       Sole              67,736
NEWS CORP LTD                           ADR PFD        652487802  6,680   252,440  SH       Sole             252,440
ORION POWER HOLDINGS INC                COM            686286105  4,773   182,877  SH       Sole             182,877
PEGASUS COMMUNICATIONS CORP             CL A           705904100  3,490   335,212  SH       Sole             335,212
PHARMACIA CORP                          COM            71713U102  9,065   212,533  SH       Sole             212,533
PHILIP MORRIS COMPANIES INC             COM            718154107 10,698   233,320  SH       Sole             233,320
PRICE COMMUNICATIONS CORP               COM NEW        741437305  2,769   145,072  SH       Sole             145,072
QWEST COMMUNICATIONS INTL INC           COM            749121109  1,954   138,294  SH       Sole             138,294
SECURITY CAPITAL GROUP INC              CL B           81413P204  6,134   241,789  SH       Sole             241,789
SHELL TRANSPORT AND TRADING PLC         NEW YRK SH NEW 822703609 12,245   295,426  SH       Sole             295,426
STORAGE USA INC                         COM            861907103  2,027    48,136  SH       Sole              48,136
UNIVERSAL AMERICAN FINANCIAL CORP       COM            913377107  1,593   234,630  SH       Sole             234,630
WHITE MOUNTAIN INSURANCE GROUP HOLDINGS COM            G9618E107  5,312    15,263  SH       Sole              15,263
WILLAMETTE INDUSTRIES INC               COM            969133107  8,417   161,497  SH       Sole             161,497
AETNA INC. NEW                          COM            00817Y108    948     1,264      CALL Sole               1,264
WILLAMETTE INDS INC                     COM            969133107    655       819      CALL Sole                 819


REPORT SUMMARY   42 DATA RECORDS                                          220,844   0 Other Managers on Whose Behalf Report is Filed
